Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended			12 Months Ended									66 Months Ended	114 Months Ended	120 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2003	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2008	Dec. 31, 2012	Jun. 30, 2013
Statements of Operations [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0									$ 0	$ 0
Operating expenses:
Research and development	2,480	2,789	4,660	5,483		10,103	13,293									127,960	132,620
General and administrative	1,445	1,438	3,295	2,819		5,496	7,191									47,389	50,684
Depreciation	62	115	145	251		456	3,141								10,212	23,608	23,753
Impairment of property and equipment	0	0	0	0		0	7,371								0	7,371	7,371
Other expense	91	44	121	92		165	1,705									1,870	1,991
Total operating expenses	(4,078)	(4,386)	(8,221)	(8,645)		(16,220)	(32,701)									(208,198)	(216,419)
Interest income	2	4	7	11		27	53									8,539	8,546
Interest expense	(1,830)	(151)	(3,257)	(325)		(2,957)	(849)									(17,846)	(21,103)
Change in fair value of embedded derivative and derivative liability	(4,104)	0	(4,438)	0		944	0								0	944	(3,494)
Change in fair value of warrant liability	(1,925)	1,214	(1,800)	691		1,277	14,436								47	17,775	15,975
Net loss attributable to common stockholders	$ (11,935)	$ (3,319)	$ (17,709)	$ (8,268)	$ (1,032)	$ (16,929)	$ (19,061)	$ (25,600)	$ (29,845)	$ (42,393)	$ (30,988)	$ (20,873)	$ (9,627)	$ (2,438)	$ (107,351)	$ (198,786)	$ (216,495)
Basic and diluted net loss attributable to common stockholders per share (in dollars per share)	$ (3.59)	$ (1.40)	$ (5.84)	$ (3.49)		$ (7.13)	$ (8.82)
Weighted-average common stock outstanding - basic and diluted (in shares)	3,325	2,373	3,034	2,371		2,374	2,162